Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Other Liabilities
Other liabilities consist of the following:

As at December 31,	2018	2017
Accounts payable	$2,045	$1,972
Bank overdrafts and cash pooling	104	140
Repurchase agreements (Note 5)	1,824	1,976
Accrued expenses and taxes	3,137	2,927
Borrowed funds(1)	188	227
Senior financing(2)	2,066	1,905
Accrued post-retirement benefit liability (Note 25)	651	710
Secured borrowings from mortgage securitization (Note 5)	1,453	1,355
Other	685	775
Total other liabilities	$12,153	$11,987

(1) The change in Borrowed funds relates to net cash flow changes of $(40) in 2018 ($(45) in 2017) and foreign exchange rate movements of $1 in 2018 ($(2) in 2017).
(2) The change in Senior financing relates to net cash flow changes of $nil in 2018 ($nil in 2017) and foreign exchange rate movements of $161 in 2018 ($(129) in 2017).

Schedule of Borrowings
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2018	2017
Encumbrances on real estate	Cdn. dollars	Current – 2033	$177	$206
Encumbrances on real estate	U.S. dollars	Current – 2020	11	21
Total borrowed funds			$188	$227

The following obligations are included in Senior debentures as at December 31:

	Interest rate	Earliest par call or redemption date	Maturity	2018	2017
SLF Inc. senior debentures
Series D issued June 30, 2009(2)	5.70%	n/a	2019	$300	$300
Series E issued August 23, 2011(2)	4.57%	n/a	2021	299	299
Sun Life Assurance senior debentures(3)
Issued to Sun Life Capital Trust ("SLCT I")
Series B issued June 25, 2002	7.09%	June 30, 2032(4)	2052	200	200
Issued to Sun Life Capital Trust II ("SLCT II")
Series C issued November 20, 2009(5)	6.06%	December 31, 2019(6)	2108	500	500
Total senior debentures				$1,299	$1,299
Fair value				$1,390	$1,439

(1)	All senior debentures are unsecured.

(2)
Redeemable in whole or in part at any time prior to maturity at a price equal to the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.575% for the Series D debentures and 0.53% for the Series E debentures.

(3)	Redemption is subject to regulatory approval.

(4)
Redeemable in whole or in part on any interest payment date or in whole upon the occurrence of a Regulatory Event or Tax Event, as described in the debenture. Prior to June 30, 2032, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.32%; from June 30, 2032, the redemption price is par.

(5)	On December 31, 2019, and every fifth anniversary thereafter (“Interest Reset Date”), the interest rate will reset to an annual rate equal to the five-year Government of Canada bond yield plus 3.60%.

(6)
Redeemable in whole or in part. If redemption occurs on an Interest Reset Date, the redemption price is par; otherwise, it is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus (i) 0.65% if redemption occurs prior to December 31, 2019, or (ii) 1.30% if redemption occurs after December 31, 2019. Also redeemable in whole at par at any time upon the occurrence of a Regulatory Event or Tax Event, as described in the debenture.

The following obligations are included in Subordinated debt as at December 31, and qualify as capital for Canadian regulatory purposes:

	Interest rate	Earliest par call or redemption date(1)		Maturity	2018	2017
Sun Life Assurance:
Issued May 15, 1998(2)	6.30%	n/a		2028	$150	$150
Sun Life Financial Inc.:
Issued May 29, 2007(3)	5.40%	May 29, 2037	(4)	2042	398	398
Issued January 30, 2008(5)	5.59%	January 30, 2018	(5)	2023	—	400
Issued March 2, 2012(6)	4.38%	March 2, 2017	(6)	2022	—	—
Issued May 13, 2014(7)	2.77%	May 13, 2019		2024	250	249
Issued September 25, 2015(8)	2.60%	September 25, 2020		2025	499	498
Issued February 19, 2016(9)	3.10%	February 19, 2021		2026	349	349
Issued September 19, 2016(10)	3.05%	September 19, 2023	(4)	2028	995	995
Issued November 23, 2017(11)	2.75%	November 23, 2022		2027	398	398
Total subordinated debt					$3,039	$3,437
Fair value					$3,129	$3,583

(1)
The debentures issued by SLF Inc. in 2007 are redeemable at any time and the debentures issued by SLF Inc. in 2014, 2015, 2016, and 2017 are redeemable on or after the date specified. From the date noted, the redemption price is par and redemption may only occur on a scheduled interest payment date. Redemption of all subordinated debentures is subject to regulatory approval.

(2) 6.30% Debentures, Series 2, due 2028, issued by The Mutual Life Assurance Company of Canada, which subsequently changed its name to Clarica Life Insurance Company (“Clarica”) and was amalgamated with Sun Life Assurance. These debentures are redeemable at any time. Prior to May 15, 2028, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.16%.

(3)
Series 2007-1 Subordinated Unsecured 5.40% Fixed/Floating Debentures due 2042. From May 29, 2037, interest is payable at 1.00% over Canadian dollar offered rate for three-month bankers' acceptances ("CDOR").

(4)
For redemption of the 2007 debentures prior to the date noted, and for redemptions of the September 19, 2016 debentures between September 19, 2021 and September 19, 2023, the redemption price is the greater of par and a price based on the yield of a corresponding Government of Canada bond plus 0.25% for the 2007 debentures and 0.52% for the September 19, 2016 debentures.

(5)
Series 2008-1 Subordinated Unsecured 5.59% Fixed/Floating Debentures due 2023. On January 30, 2018, SLF Inc. redeemed all of the outstanding $400 principal amount of these debentures at a redemption price equal to the principal amount together with accrued and unpaid interest.

(6) Series 2012-1 Subordinated Unsecured 4.38% Fixed/Floating Debentures due 2022. On March 2, 2017, SLF Inc. redeemed all of the outstanding $800 principal amount of these debentures at a redemption price equal to the principal amount together with accrued and unpaid interest.

(7)	Series 2014-1 Subordinated Unsecured 2.77% Fixed/Floating Debentures due 2024. From May 13, 2019, interest is payable at 0.75% over CDOR.

(8)	Series 2015-1 Subordinated Unsecured 2.60% Fixed/Floating Debentures due 2025. From September 25, 2020, interest is payable at 1.43% over CDOR.

(9)	Series 2016-1 Subordinated Unsecured 3.10% Fixed/Floating Debentures due 2026. From February 19, 2021, interest is payable at 2.20% over CDOR.
(10) Series 2016-2 Subordinated Unsecured 3.05% Fixed/Floating Debentures due 2028. From September 19, 2023, interest is payable at 1.85% over CDOR.
(11) Series 2017-1 Subordinated Unsecured 2.75% Fixed/Floating Debentures due 2027. From November 23, 2022, interest is payable at 0.74% over CDOR.